Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 65,555	$ 67,279
Variable lease cost	20,045	18,689
Total lease cost	$ 85,600	$ 85,968